2 Accounting policies (Details 3) - Lease Liabilities [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfAccountingPoliciesLineItems [Line Items]
Lease commitments discounted at the incremental rate on the date of initial application	R$ 2,177,138
(Plus) Financial leases as of December 31, 2018	100,557
(Minus): short-term leases recognized immediately in profit or loss	(103,929)
(Minus): low value contracts recognized immediately in profit or loss	(1,071)
(Plus): Extension options reasonably certain to be exercised	119,770
Total	R$ 2,292,465
Commitments of operating leases as of December 31, 2018		R$ 3,257,982